Net Loss Per Share - Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock (Details) - shares		3 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock [Line Items]
Potentially dilutive securities				27,840,000
Warrants [Member]
Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock [Line Items]
Potentially dilutive securities	[1]	13,800,000	13,800,000
Series A Preferred Stock [Member]
Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock [Line Items]
Potentially dilutive securities	[2]	1,500,000	1,500,000

[1]	Represents number of instruments outstanding at the end of the period that were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive.
[2]	Represents number of Preferred Units outstanding at the end of the period that were excluded using the if-converted method.